PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Expense related to short-term leases, low value asset leases and variable lease still recognized as operating expenses	€ 18	€ 15	€ 12